Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Current [Abstract]
Salaries payable	$ 25,196	$ 22,030
Taxes payable	10,958	8,586
Financed portion of acquisitions	5,477
Other	5,091	2,654
Other current liabilities	$ 46,722	$ 33,270